Capital Stock (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Amount of common shares
Balance	$ 38,283,904	[1]	$ 4,461,551		$ (3,911,016)
Shares issued upon exercise of stock options (12(c))	519,999		1,844,130		33,165
Shares issued upon exercise of warrants (12(d))	92,332		39,172		150,245
Balance	$ 80,709,160		$ 38,283,904	[1]	$ 4,461,551
Share Capital
Number of common shares
Balance	15,532,408		14,445,168
Shares issued upon exercise of stock options (12(c))	207,950		1,069,434
Shares issued upon exercise of warrants (12(d))	41,969		17,806
Balance	15,782,327		15,532,408		14,445,168
Amount of common shares
Balance	$ 124,700,345	[1]	$ 121,413,777		$ 117,045,763
Shares issued upon exercise of stock options (12(c))	869,703		3,217,125		65,034
Shares issued upon exercise of warrants (12(d))	163,679		69,443		281,198
Balance	$ 125,733,727		$ 124,700,345	[1]	$ 121,413,777

[1]	Restated